UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     January 31, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $367,981 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     3202    60229 SH       SOLE                    60229        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     3679    65416 SH       SOLE                    65416        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4248       30 SH       SOLE                       30        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    65693    13871 SH       SOLE                    13871        0        0
EXXON MOBIL CORP               COM              30231G102      549     5861 SH       SOLE                     5861        0        0
GENERAL ELECTRIC CO            COM              369604103      846    22813 SH       SOLE                    22813        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    79382  1251961 SH       SOLE                  1251961        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     3210    45548 SH       SOLE                    45548        0        0
ISHARES TR                     S&P 500 INDEX    464287200    28156   191878 SH       SOLE                   191878        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    11455    76217 SH       SOLE                    76217        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    13855   176497 SH       SOLE                   176497        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      229     2698 SH       SOLE                     2698        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5434    67717 SH       SOLE                    67717        0        0
ISHARES TR                     RUSSELL 1000     464287622    14905   187253 SH       SOLE                   187253        0        0
ISHARES TR                     RUSSELL 2000     464287655     3014    39706 SH       SOLE                    39706        0        0
ISHARES TR                     S&P MIDCP VALU   464287705      796    10000 SH       SOLE                    10000        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    16287   308469 SH       SOLE                   308469        0        0
ISHARES TR                     MSCI VAL IDX     464288877      445     6187 SH       SOLE                     6187        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4805    79060 SH       SOLE                    79060        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     8814   300410 SH       SOLE                   300410        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863     1709    30015 SH       SOLE                    30015        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871    18536   538215 SH       SOLE                   538215        0        0
SPDR TR                        UNIT SER 1       78462F103    74990   512890 SH       SOLE                   512890        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      792    12248 SH       SOLE                    12248        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      760    12364 SH       SOLE                    12364        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1003    17106 SH       SOLE                    17106        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1187    11376 SH       SOLE                    11376        0        0